Investments - Other-than-temporary impairment losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other-than-temporary impairment losses by asset type
Fixed income securities	$ (47)	$ (21)	$ (9)
Total credit losses by asset type	(48)	(21)	(9)
Commitments to fund commercial mortgage loans, bank loans and agent loans	1	0	0
Fixed income securities
Other-than-temporary impairment losses by asset type
Fixed income securities	(3)	(5)	(8)
Corporate
Other-than-temporary impairment losses by asset type
Fixed income securities	0	(2)	(1)
ABS
Other-than-temporary impairment losses by asset type
Fixed income securities	(1)	(1)	(1)
MBS
Other-than-temporary impairment losses by asset type
Fixed income securities	(2)	(2)	(6)
Mortgage loans
Other-than-temporary impairment losses by asset type
Net increases related to credit losses	(37)	0	0
Limited partnership interests
Other-than-temporary impairment losses by asset type
Limited partnership interests	(4)	(2)	0
Bank loans
Other-than-temporary impairment losses by asset type
Net increases related to credit losses	(4)	(13)	0
Agent loans
Other-than-temporary impairment losses by asset type
Net increases related to credit losses	$ 0	$ (1)	$ (1)